CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
Total revenue	€ 44,696	€ 420,400	€ 412,956
Operating expenses	(486,094)	(379,201)	(354,433)
Operating (Loss) / Profit	(441,398)	41,199	58,523
Finance income	2,466	5,309	2,825
Finance costs	(26,430)	(37,158)	(31,505)
Net finance costs	(23,964)	(31,849)	(28,680)
(Loss) / Profit before tax	(465,362)	9,350	29,843
Income tax benefit / (expense)	30,977	(7,681)	(22,956)
(Loss) / Profit for the year	(434,385)	1,669	6,887
(Loss) / Profit attributable to:
Owners of the parent	(432,972)	(3,532)	2,350
Non-controlling interests	(1,413)	5,201	4,537
(Loss) / Profit for the year	€ (434,385)	€ 1,669	€ 6,887